Other assets	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Other assets
17.	Other assets

	2017	2016
Current -
Interest receivable	$10,443	$6,741
Other	1,258	909

	11,701	7,650

Non-current -
Guarantee deposits	14,568	10,401
Deposits for litigation	12,390	12,482
Other	4,182	4,182

	31,140	27,065

	$42,841	$34,715

Guarantee deposits are mainly amounts paid to fuel suppliers, as required at the inception of the agreements (see note 23).

Deposit for litigation is cash deposited into the escrow account until the related dispute is settled (see note 21).